Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reserves Within Equity [Line Items]
Summary of Class of Reserves

The following table highlights the classes of reserves included in the Corporation’s equity:

In thousands of U.S. Dollars	Acquisition reserve	Warrants	Equity	Treasury	Cumulative translation	Available for sale investments	Financial assets at FVOCI	Cash flow hedging	Other	Total
Balance – January 1, 2017	—	14,638	31,142	(30,035)	77,171	(9,983)	—	(48,335)	1,249	35,847
Cumulative translation adjustments	—	—	—	—	(189,012)	—	—	—	—	(189,012)
Stock-based compensation	—	—	10,622	—	—	—	—	—	—	10,622
Exercise of equity awards	—	—	(5,258)	—	—	—	—	—	—	(5,258)
Realized (losses) gains	—	—	—	—	—	(37,090)	—	160,069	—	122,979
Unrealized gains (losses)	—	—	—	—	—	32,474	—	(151,311)	—	(118,837)
Reclassification *	—	50	—	—	(8,868)	9,197	—	—	(379)	—
Deferred tax on stock-based compensation	—	—	359	—	—	—	—	—	—	359
Other	—	—	—	493	—	—	—	5,594	(5,127)	960
Balance – December 31, 2017	—	14,688	36,865	(29,542)	(120,709)	(5,402)	—	(33,983)	(4,257)	(142,340)
Impact of adoption of IFRS 9	—	—	—	—	—	45	168	—	—	213
Reclassification **	—	—	—	—	15	5,357	—	—	(5,372)	—
Balance - January 1, 2018 (restated) (note 4)	—	14,688	36,865	(29,542)	(120,694)	—	168	(33,983)	(9,629)	(142,127)
Cumulative translation adjustments	—	—	—	—	(93,350)	—	—	—	—	(93,350)
Stock-based compensation	—	—	12,806	—	—	—	—	—	—	12,806
Exercise of stock options and release of equity awards	—	—	(6,982)	—	—	—	—	—	—	(6,982)
Re-allocation from warrants reserve to share capital for exercised warrants	—	(14,688)	—	—	—	—	—	—	—	(14,688)
Realized gains (losses)	—	—	—	—	—	—	(311)	(45,271)	—	(45,582)
Unrealized (losses) gains	—	—	—	—	—	—	(339)	41,201	—	40,862
Deferred Tax on Re-measurements	—	—	—	—	—	—	53	—	—	53
Reversal of deferred tax on stock-based compensation	—	—	(359)	—	—	—	—	—	—	(359)
Impairment of debt instruments at FVOCI	—	—	—	—	—	—	(84)	—	—	(84)
Further acquisition of subsidiary	(220,023)	—	—	—	—	—	—	—	(155)	(220,178)
Balance – December 31, 2018	(220,023)	—	42,330	(29,542)	(214,044)	—	(513)	(38,053)	(9,784)	(469,629)

Schedule of Outstanding Stock Options

The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2018		As at December 31, 2017
	Number of options	Weighted Average exercise price CDN $	Number of options	Weighted Average exercise price CDN $
Beginning balance	6,875,616	25.24	10,358,475	20.54
Transactions during the period:
Issued	—	—	202,000	18.30
Exercised	(1,731,761)	23.23	(2,899,184)	7.47
Forfeited	(401,925)	19.17	(785,675)	27.56
Ending balance	4,741,930	26.49	6,875,616	25.24

Summary of Exercisable Options Per Stock Option

A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise price CDN $	Number of options	Weighted average outstanding maturity period (years)	Number of options	Weighted average outstanding maturity period (years)
0.01 to 8.00	36,500	0.81	36,500	0.81
8.01 to 16.00	40,000	4.03	20,000	4.03
16.01 to 24.00	1,470,150	3.60	1,123,325	3.40
24.01 to 32.00	2,336,328	2.88	2,198,128	2.84
32.01 to 40.00	858,952	3.30	690,677	3.26
	4,741,930	3.17	4,068,630	3.05

Summary of Weighted-Average Assumption for Stock Option Grants

The stock options issued during the year ended December 31, 2017 were accounted for at their grant date fair value of $579,000 as determined by the Black-Scholes-Merton valuation model using the following weighted-average assumptions:

2017
Expected volatility	55%
Expected life	4.75 years
Expected forfeiture rate	17%
Risk-free interest rate	1.02%
Dividend yield	Nil
Weighted average share price	CDN $18.30
Weighted average fair value of options at grant date	CDN $4.46

Warrants
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding warrants at December 31, 2018 and 2017:

	As at December 31, 2018		As at December 31, 2017
	Number of warrants	Weighted Average exercise price CDN $	Number of warrants	Weighted Average exercise price CDN $
Beginning balance	4,000,000	19.17	4,000,000	19.17
Issued	—	—	—	—
Exercised	(4,000,000)	19.17	—	—
Expired	—	—	—	—
Ending balance	—	—	4,000,000	19.17

RSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	141,064	$22.46	—	—
Issued	123,833	$31.92	153,064	$22.41
Vested and settled	(35,268)	$22.47	(12,000)	$21.80
Forfeited	(9,429)	$22.58	—	—
Balance as at December 31	220,200	$29.72	141,064	$22.46

PSUs and Bonus PSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding PSUs issued by the Corporation under the 2015 Equity Incentive Plan. In addition to the issued and outstanding PSUs, the Corporation will issue additional PSUs of up to 50% upon the achievement of market vesting conditions.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	282,036	$22.47	—	—
Issued	423,374	$30.09	282,036	$22.47
Vested and settled	—	—	—	—
Forfeited	(19,464)	$22.58	—	—
Balance as at December 31	685,946	$27.17	282,036	$22.47

DSUs
Disclosure Of Reserves Within Equity [Line Items]
Schedule of Outstanding Other Equity Instruments Issued

The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2018 No. of units	Weighted Average Fair Value	2017 No. of units	Weighted Average Fair Value
Balance as at January 1	92,703	$15.26	—	—
Issued	133,383	$22.96	92,703	$15.26
Vested and settled	(24,831)	$23.17	—	—
Forfeited	—	—	—	—
Balance as at December 31	201,255	$19.39	92,703	$15.26